Acquisitions & Divestitures	12 Months Ended
Dec. 31, 2024
Acquisitions And Divestitures [Abstract]
Acquisitions & Divestitures	Note 5 - Acquisitions & Divestitures
(Amounts in thousands, except share, per share and per unit data)
The assets acquired in all acquisitions include the necessary permits, rights to production, royalties, assignments, contracts and agreements that support the production from wells and operation of pipelines. The Group determines the accounting treatment of acquisitions using IFRS 3.
2024 Acquisitions
East Texas II Asset Acquisition
On October 29, 2024, the Group acquired certain developed producing assets in the East Texas area of the Central Region from a regional operator (the
“Seller”) (altogether, the “East Texas II transaction”). The Group assessed the acquired assets and determined that this transaction was considered an asset acquisition rather than a business combination. When making this determination, management evaluated IFRS 3 and concluded that the acquired assets did not meet the definition of a business. The Group paid purchase consideration of $67,782, inclusive of transaction costs of $744 and customary purchase price adjustments. The transaction was funded through a combination of cash consideration of $40,329, drawing from a senior secured bank facility supported by the acquired assets and existing liquidity, and the issuance of 2,342,445 new ordinary shares direct to the Seller.
Refer to Notes 16 and 21 for additional information regarding share capital and debt, respectively. In the period from its acquisition to December 31,
2024 the East Texas II assets increased the Group’s revenue and operating expense by $4,889 and $1,598, respectively.
The assets acquired and liabilities assumed were as follows:

Consideration paid
Cash consideration	$40,329
Value of shares issued as consideration	27,453
Total consideration	$67,782
Net assets acquired
Natural gas and oil properties	$78,087
Asset retirement obligations, asset portion	11,902
Property, plant and equipment	1,045
Asset retirement obligations, liability portion	(11,902)
Other current liabilities	(11,350)
Net assets acquired	$67,782
Crescent Pass Energy (“Crescent Pass”) Asset Acquisition
On August 15, 2024, the Group acquired certain upstream assets and related infrastructure in the East Texas area of the Central Region from Crescent
Pass. The Group assessed the acquired assets and determined that this transaction was considered an asset acquisition rather than a business combination. When making this determination, management evaluated IFRS 3 and concluded that the acquired assets did not meet the definition of a business. The Group paid purchase consideration of $97,678, inclusive of transaction costs of $846 and customary purchase price adjustments. The transaction was funded through a combination of the issuance of 2,249,650 new ordinary shares direct to Crescent Pass and cash consideration of
$69,265 from the new Term Loan II supported by the acquired assets. Refer to Notes 16 and 21 for additional information regarding share capital and debt, respectively. In the period from its acquisition to December 31, 2024 the Crescent Pass assets increased the Group’s revenue and operating expense by $10,283 and $6,101, respectively.
The assets acquired and liabilities assumed were as follows:

Consideration paid
Cash consideration	$69,265
Value of shares issued as consideration	28,413
Total consideration	$97,678
Net assets acquired
Natural gas and oil properties	$105,737
Asset retirement obligations, asset portion	34,247
Property, plant and equipment	534
Trade receivables, net	1,926
Asset retirement obligations, liability portion	(34,247)
Other current liabilities	(10,519)
Net assets acquired	$97,678
Oaktree Capital Management, L.P. (“Oaktree”) Working Interest Asset Acquisition
On June 6, 2024 the Group acquired Oaktree’s proportionate working interest in the East Texas, Tapstone, Tanos and Indigo acquisitions. The Group assessed the acquired assets and determined that this transaction was considered an asset acquisition rather than a business combination. When making this determination, management evaluated IFRS 3 and concluded that the acquired assets did not meet the definition of a business. The Group paid purchase consideration of $221,660, inclusive of transaction costs of $2,064 and customary purchase price adjustments. As part of this transaction, the Group assumed Oaktree’s proportionate debt of $132,576 associated with the ABS VI Notes. The Group funded the purchase through a combination of existing and expanded liquidity and issued approximately $83,348 in notes payable to Oaktree. Refer to Note 21 for additional information regarding debt. In the period from its acquisition to December 31, 2024 the Oaktree assets increased the Group’s revenue and operating expense by $65,708 and
$31,626, respectively.
The assets acquired and liabilities assumed were as follows:

Consideration paid
Cash consideration	$177,550
Oaktree Seller's Note	83,348
Elimination of Oaktree liability	(39,238)
Total consideration	$221,660
Net assets acquired
Natural gas and oil properties	$315,611
Asset retirement obligations, asset portion	63,770
Property, plant and equipment	457
Restricted cash	6,153
Derivative financial instruments, net	39,841
Asset retirement obligations, liability portion	(63,770)
Borrowings	(132,576)
Other current liabilities	(7,826)
Net assets acquired	$221,660
Other Acquisitions
On December 30, 2024 the Group acquired certain upstream assets in the Central Region that are contiguous to its existing East Texas assets. The
Group paid purchase consideration of $1,181, inclusive of customary purchase price adjustments and transaction costs. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination.
2024 Divestitures
During the year ended December 31, 2024, the Group divested certain other non-core undeveloped acreage across its operating footprint for consideration of approximately $59,048. The consideration received exceeded the carrying value of the net assets divested resulting in a gain on natural gas and oil properties and equipment of $26,312.
2023 Acquisitions
Tanos Energy Holdings II LLC (“Tanos II”) Asset Acquisition
On March 1, 2023 the Group acquired certain upstream assets and related infrastructure in the Central Region from Tanos II. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination. When making this determination management performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of $262,329, inclusive of transaction costs of $936 and customary purchase price adjustments. The Group funded the purchase with proceeds from the February 2023 equity raise, cash on hand and existing availability on the Credit Facility for which the borrowing base was upsized concurrent to the closing of the Tanos II transaction. Refer to Notes 16 and 21 for additional information regarding the Group’s share capital and borrowings. In the period from its acquisition to
December 31, 2023 the Tanos II assets increased the Group’s revenue by $45,589.
2023 Divestitures
Sale of Equity Interest in DP Lion Equity HoldCo LLC
In November 2023, the Group formed DP Lion Equity Holdco LLC, a limited-purpose, bankruptcy-remote, wholly-owned subsidiary, to issue Class A and
Class B asset-backed securities (collectively “ABS VII”) which are secured by certain upstream producing assets in Appalachia. The Class A and B asset backed securities were issued in aggregate principal amounts of $142,000 and $20,000, respectively.
In December 2023, the Group divested 80% of the equity ownership in DP Lion Equity Holdco LLC to outside investors, generating cash proceeds of
$30,000. The Group evaluated the remaining 20% interest in DP Lion Equity Holdco LLC and determined that the governance structure is such that the
Group does not have the ability to exercise control, joint control, or significant influence over the DP Lion Equity Holdco LLC entity. Accordingly, this entity is not consolidated within the Group’s financial statements as of December 31, 2023.
The consideration exceeded the fair value of the Group’s portion of the assets and liabilities divested resulting in a gain on sale of the equity interest of
$18,440. The Group’s remaining investment in the LLC is accounted for as an equity instrument at fair value in accordance with IFRS 9, Financial
Instruments (“IFRS 9”) and was $7,500 at December 31, 2023, which generated an unrealized gain of $4,610.
During 2024, the Group identified that the liability for revenues to be distributed of $7,375 associated with the divested wells in the DP Lion Holdco LLC transaction was inappropriately relieved and should have remained consolidated within the Group Financial Statements. The Group assessed the error and determined that it is immaterial, quantitatively and qualitatively, to the 2023 and 2024 Group Financial Statements. Accordingly, the error has been corrected as an out of period adjustment in the current year within the “Gain (loss) on sale of equity interest” line item in the Group’s Statement of
Comprehensive Income.
Other 2023 Divestitures
On July 17, 2023, the Group sold undeveloped acreage in Oklahoma, within the Group’s Central Region, for net consideration of approximately $16,060.
The consideration received exceeded the fair value of the net assets divested resulting in a gain on natural gas and oil properties and equipment of
$13,619.
On June 27, 2023, the Group sold certain non-core, non-operated assets within its Central Region for gross consideration of approximately $37,589. The divested assets were located in Texas and Oklahoma and consisted of non-operated wells and the associated leasehold acreage that was acquired as part of the ConocoPhillips Asset Acquisition in September 2022. This sale of non-operated and non-core assets aligns with the Group’s application of the
Smarter Asset Management strategy and its strategic focus on operated proved developed producing assets.
Additionally, during the year ended December 31, 2023, the Group divested certain other non-core undeveloped acreage across its operating footprint for consideration of approximately $12,100. The consideration received exceeded the fair value of the net assets divested resulting in a gain on natural gas and oil properties and equipment of $10,547.
2022 AcquisitionsConocoPhillips Asset Acquisition
On September 27, 2022 the Group acquired certain upstream assets and related facilities within the Central Region from ConocoPhillips. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination. When making this determination management performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of
$209,766, including customary purchase price adjustments. Transaction costs associated with the acquisition were negligible. The Group funded the purchase with available cash on hand and a draw on the Credit Facility. In the period from its acquisition to December 31, 2022 the ConocoPhillips assets increased the Group’s revenue by $25,217.
East Texas Asset Acquisition (“East Texas I”)
On April 25, 2022, the Group acquired a proportionate 52.5% working interest in certain upstream assets and related facilities within the Central Region from a private seller in conjunction with Oaktree, via the previously disclosed participation agreement between the two parties. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination. When making this determination, the Group performed an asset concentration test considering the fair value of the acquired assets. The Group paid purchase consideration of $47,468, including customary purchase price adjustments. Transaction costs associated with the acquisition were $1,550. The Group funded the purchase with available cash on hand and a draw on the Credit Facility.
Other 2022 Acquisitions
During the period ended December 31, 2022 the Group acquired three asset retirement companies for an aggregate consideration of $13,949, inclusive of customary purchase price adjustments. The Group also paid an additional $3,150 in deferred consideration through November 2024. During the year ended December 31, 2024 and 2023, the Group paid $1,050 and $2,100, respectively, of the deferred consideration. When evaluating these transactions, the Group determined they did not have significant asset concentrations and as a result it had acquired identifiable sets of inputs, processes and outputs and concluded the transactions were business combinations.
On April 1, 2022 the Group acquired certain midstream assets, inclusive of a processing facility, in the Central Region that are contiguous to its existing
East Texas assets. The Group paid purchase consideration of $10,139, inclusive of customary purchase price adjustments and transaction costs. When evaluating the transaction, the Group determined it did not have significant asset concentration and as a result it had acquired an identifiable set of inputs, processes and outputs and accordingly concluded the transaction was a business combination. The fair value of the net assets acquired was
$10,742 generating a bargain purchase gain of $603.
On November 21, 2022 the Group acquired certain midstream assets in the Central Region that are contiguous to its existing East Texas assets. The
Group paid purchase consideration of $7,438, inclusive of customary purchase price adjustments and transaction costs. Given the concentration of assets, this transaction was considered an asset acquisition rather than a business combination.
Transaction costs associated with the other acquisitions noted above were insignificant and the Group funded the aggregate cash consideration with existing cash on hand.
Subsequent Events
On February 27, 2025, the Group announced the completion of its previously announced acquisition of certain upstream assets and related infrastructure within Virginia, West Virginia, and Alabama of the Appalachian Region from Summit for a gross purchase price of approximately $45,000 before customary purchase price adjustments. The transaction was funded through the new ABS X Notes collateralized, in part, by the acquired assets.
Refer to Note 21 for additional information regarding debt.
On March 14, 2025, the Group announced the completion of its previously announced Maverick acquisition for a gross purchase price of approximately
$1,275,000. The transaction was funded through the assumption of approximately $700,000 of Maverick debt outstanding, the issuance of 21,194,213 new ordinary shares direct to the unitholders of Maverick, and approximately $207,000 in cash on hand. Refer to Notes 16 and 21 for additional information regarding share capital and debt.